File Number 2-28097
Amendment to the Statement of Additional
Information By Supplement or Sticker
Pursuant to Rule 497(e)

SUPPLEMENT TO THE ENTERPRISE GROUP
OF FUNDS, INC. STATEMENT OF ADDITIONAL
INFORMATION DATED APRIL 1, 2002.

This information reflects changes to the section of the Statement of Additional
Information entitled, "Investment
Restrictions."

The section entitled, "Investment
Restrictions," is replaced with the
following:

	Each of the Funds, except the
Mid-Cap Growth, Global Health Care,
Global Financial Services, Global
Socially Responsive, Deep Value,
Strategic Allocation and Total Return
Funds, has adopted the following
investment restrictions and limitations
which cannot be changed as to any
individual Fund without approval
by the holders of a majority of the
outstanding shares of the relevant Fund.
(As used in this Statement of Additional
Information, "a majority of the outstanding shares of the relevant Fund" means the lesser of (i) 67% of the shares of the relevant Fund represented at a meeting at which more than 50% of the outstanding shares of that Fund are represented in person or by proxy or (ii) more than 50% of the outstanding shares of the relevant Fund.) Except as otherwise set forth, no Fund may:

	1. As to 75% of its total assets
(50% for the Mergers and Acquisitions Fund) purchase the securities of any issuer if such purchase would cause more than 5% of its total assets to be invested in the securities of such issuer (except U.S.
Government securities or those of its
agencies or instrumentalities as defined in the Investment Company Act of 1940), or purchase more than 10% of the outstanding securities, or more than
10% of the outstanding voting securities, of any issuer. For purposes of this restriction, each Fund will regard the entity which has ultimate responsibility for the payment of interest and principal as the issuer.

	2. Purchase securities of any
company that has a continuous
operating history of less than
three years (including that of
predecessors) if such securities
would cause the Fund's investment
in such companies taken at cost to
exceed 5% of the value of the
Fund's total assets. (The Multi-Cap
Growth, Global Financial Services,
Internet, Global Technology,
High-Yield Bond, Tax-Exempt Income
and Mergers and Acquisitions Funds
are not subject to this restriction.)

	3. Purchase securities on margin,
but it may obtain such short-term
credits as may be necessary for the
clearance of purchases and sales of
securities and may make initial and
maintenance margin deposits in connection with options and futures contracts options on futures as permitted by its investment program.

	4. With respect to all Funds, other
than the Multi-Cap Growth and Mergers and Acquisitions Funds, make short sales of securities, unless at the time of such sale, it owns, or has the right to acquire at no additional cost to the Fund as the result of the ownership of convertible or exchange securities, an equal amount of such securities, and it will retain such securities so long as it is in a short position as to them. In no event will a Fund make short sales of securities in such a manner that the value used to cover such sales would exceed 15% of its net assets at any time.
The short sales of the type described
above, which are called "short sales
against the box," may be used by a
Fund when management believes that
they will protect profits or
limit losses in investments.

	5. Borrow money, except that a Fund may
borrow from banks as a temporary measure for emergency purposes and not for investment, in which case such borrowings may not be in excess of the lesser of: (a) 10% of its total assets taken at cost; or (b) 5% of the value of its assets at the time that the loan is made. A Fund will not purchase securities while borrowings are outstanding. A Fund will not pledge, mortgage or hypothecate its assets taken at market value to an extent greater than the lesser of 10% of the value of its net assets or 5% of the value of its total assets taken at cost.

	6. Purchase or retain the securities
of any issuer if those officers and
directors of a Fund or of its investment adviser holding individually more than
1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.(The Global Financial Services Fund, the Multi-Cap Growth, the Internet Fund and the Global Technology Fund are not subject to this restriction).

	7. Purchase the securities of any other
investment company except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary sales load or broker's commission) or as a part of a merger, consolidation, acquisition or reorganization. (The Internet,
Global Technology, Multi-Cap Growth and
Mergers and Acquisitions Funds are not
subject to this restriction.)

	8. Invest in real estate; this
restriction does not prohibit a Fund
from investing in the securities of
real estate investment trusts.

	9. Invest for the purpose of
exercising control of management
of any company.

	10. Underwrite securities issued by
others except to the extent that the
disposal of an investment position may
qualify any Fund or the Corporation as
an underwriter as that term is defined
under the Securities Act of 1933,
as amended,

	11. Except for the Money
Market, Government Securities,
Internet, Global Technology, Global
Financial Services Fund and Mergers
and Acquisitions Funds, make any
investment which would cause more
than 25% of the total assets of the
Fund to be invested in securities
issued by companies principally
engaged in any one industry;
provided, however, that: (i)
this limitation does not apply to
investments in U.S. Government
Securities as well as its agencies
and instrumentalities, general
obligation bonds, municipal securities
other than industrial development bonds
issued by non-governmental users, and
(ii) utility companies will be divided
according to their services (for example, gas, gas transmission, electric, electric and gas, and telephone will each be considered a separate industry).
The Money Market Fund may invest more
than 25% of its total assets in U.S.
Government Securities as well as its
agencies and instrumentalities and certain bank instruments issued by domestic banks.
The instruments in which the Money Market
Fund may invest in excess of 25%, in the aggregate, of its total assets are letters of credit and guarantees, negotiable certificates of deposit, time deposits, commercial paper and bankers acceptances meeting the investment criteria for the Money Market
Fund. The Global Financial Services Fund will invest 25% or more of its total assets in companies in the financial services industry.
The Internet and Global Technology Funds will invest more than 25% of the Fund's assets in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with the Internet or intranet related businesses.

	12. Participate with others in any
trading account. This restriction does
not prohibit the Corporation or any Fund from combining portfolio orders with those of other Funds or other clients of the investment adviser or Fund
Managers when to do so would permit
the Corporation and one or more Funds to obtain a large-volume discount from ordinary brokerage commissions when negotiated rates are available. (The Global
Financial Services, Multi-Cap Growth,
Internet, Global Technology and Mergers
and Acquisitions Funds are not subject
to this restriction).

	13. Invest more than 10% of its total
assets in securities which are subject to legal or contractual restrictions on resale or are otherwise not readily salable.

	14. Issue senior securities, except as
permitted by the Investment Company Act of 1940 and rules thereunder.

	15. Invest in commodities or
commodities contracts, except the Funds
may purchase and sell options, futures
contracts and options on futures
contracts in accordance with their
investment policies as set forth in
this registration statement.

	16. Make loans, except by purchasing
debt securities or entering into repurchase agreements (or in the case of the Mergers and Acquisitions Fund, by entering into repurchase agreements and by lending portfolio securities), in each case in accordance with its investment policies as set forth in this Statement of Additional Information.

	In addition, management of the
Corporation has adopted the following
restrictions which apply to all of the
Funds and may be changed only by the Board of Directors of the Corporation. No Fund will: (i) lend its assets to any person or individual, except by the purchase of bonds or other debt obligations customarily sold to institutional investors, (ii) invest more than 5% of the value of its net assets, in warrants (iii) invest in oil, gas, or other mineral leases or engage in arbitrage transactions, or (iv) invest more than 15% of its total assets in the securities of real estate investment trusts ("REITs").

	If a percentage restriction is
adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Fund's total assets resulting from a change in portfolio value or assets will not constitute a violation of the percentage restrictions.

	The investment objectives of the Mid-Cap
Growth Fund and the Global Health Care Fund are
fundamental policies.   The following are
fundamental investment restrictions of the
Mid-Cap Growth Fund and the Global Health Care
Fund:

	No Fund:

1. May (except the Global Health Care
Fund) invest in securities of any one
issuer if more than 5% of the market
value of its total assets would be
invested in the securities of such
issuer, except that up to 25% of
a Fund's total assets may be invested
without regard to this restriction.
This restriction also does not apply to
investments by a Fund in securities
 of the U.S. Government or any
of its agencies or instrumentalities.
[THE GLOBAL HEALTH CARE FUND,
 WITH RESPECT TO 50% OF THE
VALUE OF THE FUND'S TOTAL
ASSETS, WILL NOT PURCHASE
SECURITIES OF ANY ONE ISSUER
(OTHER THAN CASH, CASH ITEMS,
OR SECURITIES ISSUED OR
GUARANTEED BY THE GOVERNMENT
OF THE UNITED STATES OR ITS
AGENCIES OR INSTRUMENTALITIES)
IF AS A RESULT MORE THAN 5%
OF THE VALUE OF ITS TOTAL
ASSETS WOULD BE INVESTED IN
THE SECURITIES OF THAT ISSUER,
AND THE FUND WILL NOT
ACQUIRE MORE THAN 10% OF
THE OUTSTANDING VOTING SECURITIES
OF ANY ONE ISSUER.]

2. May purchase more than 10% of the
outstanding voting securities, or of
any class of securities, or any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management.

3. May (except the Global Health Care Fund, which may invest at least 25%) invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities.

4. May purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interest in real estate.

5. May make commercial loans of money,
except that a Fund may purchase debt
instruments and certificates of deposit
and enter into repurchase agreements.
Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets.

6. May borrow money on a secured or
unsecured basis, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings).

7. May pledge or in any way transfer as
security from indebtedness any
securities owned or held by it,
except to secure indebtedness
permitted by restriction 6 above. This
restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions.

8. May underwrite securities of other
issuers, except insofar as it may be
deemed an underwriter under the Securities
Act in selling portfolio securities.

9. May invest more than 15% of the value of its net assets in securities that at the Time of purchase are illiquid.

10. May purchase securities on margin,
except for initial and variation margin
on options and futures contracts, and
except that a Fund may obtain such
short-term credit as may be necessary
for the clearance of purchases and sales of securities.

11. May invest in securities of other
investment companies, except (a)
in compliance with the Investment
Company Act; or (b) as part of a
merger, consolidation, acquisition
or reorganization involving the Fund.

12. May issue senior securities, except
that a Fund may borrow money as
permitted by restrictions 6 and 7 above.
This restriction shall not prohibit the
Funds from engaging in short sales,
options, futures and foreign currency
transactions.


13. May enter into transactions for the
purpose of arbitrage, or invest in
commodities and commodities
contracts, except that a Fund may
invest in stock index, currency and
financial futures contracts and
related options in accordance with
any rules of the Commodity Futures
Trading Commission.

14. May purchase or write options on
securities, except for hedging purposes
(except in the case of the Global Health
Care Fund, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets;
(ii) aggregate premiums on put options
purchased by a Fund do not exceed 5%
of its net assets; (iii) not more than 25% of a Fund's net assets would be hedged;
and (iv) not more than 25% of a Fund's
net assets are used as cover for options written by the Fund.


	Pending the outcome of a proxy vote,
the following fundamental investment
restrictions, which now apply only to
the Global Financial Services, Global
Socially Responsive, Deep Value,
Strategic Allocation and Total
Return Funds, will apply to all
Funds.

	The Global Financial Services, Global
Socially Responsive, Deep Value, Strategic
Allocation and Total Return Funds may not:

(1) Purchase the securities of any issuer if, as a result, a Fund would fail to be a diversified company within the meaning of the Investment Company Act of 1940
(the "1940 Act"), and the rules and regulations promulgated thereunder, as each may be amended from time to time except to the extent that the Fund may be permitted to do so by exemptive order, Securities and Exchange
Commission ("SEC") release, no-action
letter or similar relief or
interpretations (collectively, the
"1940 Act Laws, Interpretations and
Exemptions").

(2) Issue senior securities or borrow
money or pledge its assets, except
as permitted by the 1940 Act Laws,
Interpretations and Exemptions.
For purposes of this restriction, the
purchase or sale of securities on a
when-issued or delayed delivery basis,
reverse repurchase agreements, dollar
rolls, short sales, derivative and
hedging transactions such as interest
rate swap transactions, and collateral
arrangements with respect thereto,
and obligations of a Fund to Directors
pursuant to deferred compensation
arrangements are not deemed to be a
pledge of assets or the issuance of
a senior security.

(3) Buy or sell real estate, except that investment in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

(4) Buy or sell physical commodities or
contracts involving physical commodities.
In accordance with each Fund's
investment strategies as reflected
in its prospectus and statement of
additional information (collectively,
the "Prospectus") a Fund may purchase
and sell (i) derivative, hedging and
similar instruments such as financial
futures contracts and options thereon,
and (ii) securities or instruments
backed by, or the return from which
is linked to, physical commodities or
currencies, such as forward currency
exchange contracts, and the Fund may
exercise rights relating to such
instruments, including the right to
enforce security interests and to
hold physical commodities and contracts
involving physical commodities acquired
as a result of the Fund's ownership of
instruments supported or secured thereby until they can be liquidated in an orderly manner.

(5) Purchase any security if, as a result
25% or more of a Fund's total assets
would be invested in the securities of
issuers having their principal business
activities in the same industry, except
for temporary defensive purposes, and
except that this limitation does not
apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Global Financial
Services Fund is not subject to this
restriction.  The Global Financial Services
Fund may invest 25% or more of its total assets in securities of companies in financial services-related industries.

(6) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

	The Funds may make loans, including
loans of assets of the Funds, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act Laws, Interpretations and Exemptions.
The acquisition of bonds, debentures,
other debt securities or instruments,
or participations or other interests
therein and investments in government
obligations, commercial paper,
certificates of deposit, bankers'
acceptances or instruments similar to
any of the foregoing will not be
considered the making of a loan,
and is permitted if consistent with a
Fund's investment
objective.

	For purposes of Investment
Restriction 1, a Fund will currently
not purchase any security (other
than obligations of the U.S. government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund's total assets, (i) more than 5% of the Funds total assets(determined at the time of investment) would be invested in securities of a single issuer and
(ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

	For purposes of Investment
Restriction 5, the Funds rely on
Bloomberg Economic Sectors Classification
System in determining industry
classification. The Funds' reliance on this classification system is not a fundamental policy of the Funds and, therefore, can be changed without shareholder approval.

	Whenever any fundamental investment
policy or investment restriction states
a maximum percentage of the Fund's assets, it is intended that, if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total asset values will not be considered a violation of such policy. However, if a Fund's asset coverage for borrowings permitted by
Investment Restriction 2 falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by the 1940
Act Laws, Interpretations and
Exemptions.

	Each of the Mid-Cap Growth, Small
Company Growth, Small Company Value,
Equity, Global Financial Services,
Global Health Care, Global Technology,
Internet, Government Securities and
High-Yield Bond Funds will provide
60 days' prior written  notice to
shareholders of a change in such Fund's
non-fundamental policy of investing a
certain percentage of its net assets
(plus any borrowings for investment purposes) in the type of investments suggested by such Fund's name.

	The following non-fundamental
investment restrictions apply only
to the Global Financial Services,
Global Socially Responsive,
Deep Value, Strategic Allocation and
Total Return Funds, but will apply to
all Funds, pending a proxy vote.

	The Global Financial Services, Global
Socially Responsive, Deep Value, Strategic
Allocation and Total Return Funds may not:

(1) Purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and may make initial and maintenance margin deposits in connection with options and futures contracts options on futures as permitted by its investment program.

(2) Make short sales of securities or
maintain a short position, except to the extent permitted by applicable law.

(3) Purchase the securities of any other investment company except to the extent such purchases are permitted by applicable law.

(4) Investment in securities which are subject to legal or contractual restrictions on resale or are otherwise not readily salable, if at the time of acquisition more than 15% of a Fund's assets would be invested in such securities.

April 3, 2002